PARTNERS' EQUITY - Class B Units (Details) - USD ($)																3 Months Ended				9 Months Ended	12 Months Ended
		Feb. 14, 2017	Nov. 14, 2016	Aug. 12, 2016	May 13, 2016	Feb. 12, 2016	Nov. 13, 2015	Aug. 14, 2015	May 15, 2015	Apr. 01, 2015	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2015	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Class B units
Partners' Equity
Net income attributable to limited partners																					$ 22,000,000		$ 12,000,000
Limited Partners, Distributions paid		$ 22,000,000				$ 12,000,000										$ 22,000,000	[1]	$ 12,000,000	[1]		12,000,000	[1]
Common units
Partners' Equity
Net income attributable to limited partners	[1]															$ 72,000,000		71,000,000			$ 211,000,000		(2,000,000)	$ 168,000,000
Limited Partners, Distributions paid		$ 64,000,000	$ 63,000,000	$ 62,000,000	$ 58,000,000	$ 57,000,000	$ 57,000,000	$ 56,000,000	$ 54,000,000		$ 54,000,000	$ 53,000,000	$ 53,000,000	$ 51,000,000	$ 50,000,000
GTN | TransCanada | Distributions | Class B units
Partners' Equity
Portion of GTN's annual distributions to which the Class B units are entitled to receive a percentage share of the distributions above threshold (as a percent)										30.00%						30.00%					30.00%
Percentage applied to 30 percent of GTN's distributions above threshold through March 31, 2020										100.00%						100.00%
Threshold of GTN's total distributable cash flows for payment to Class B units										$ 20,000,000						$ 20,000,000					$ 20,000,000		$ 15,000,000
Percentage applied to GTN's distributions above threshold after March 31, 2020										25.00%						25.00%
Percentage applied to GTN's distributable cash flow for the twelve month period ending December 31, 2017																30.00%				30.00%	30.00%
Net income attributable to limited partners																$ 0		$ 0

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).